ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2015
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

10. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	December 31,
	2014	2015
Accrued payroll and welfare	$3,309,850	$3,524,876
Accrued professional fees	576,786	776,518
Other tax payables	2,263,055	2,298,780
Interest payable	148,995	38,054
Contingent liability (Note 18)	400,000	—
Others	2,256,977	1,978,603
Total	$8,955,663	$8,616,831